Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
Prepayments And Other Current Assets [Abstract]
Prepayments and Other Current Assets
	December 31,
	2016	2015
Taxes receivable	$6,778	$5,517
Receivables from storage facilities	1,692	2,599
Receivables from voyages	395	966
Prepayments to fuel suppliers	50,151	92,372
Derivative asset	21,077	-
Prepaid vessel expenses	4,684	6,058
Other prepayments and current assets	11,108	8,492
Total	$95,885	$116,004